Audited Consolidated Balance Sheet as of December 31, 2023 and Unaudited Interim Condensed Consolidated Balance Sheet as of June 30, 2024 (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized (in shares)	500,000,000	500,000,000
Common Stock, Shares Authorized (in shares)	500,000,000	500,000,000
Common Stock, Shares, Issued (in shares)	40,300,350	39,015,476
Common Stock, Shares, Outstanding (in shares)	40,300,350	39,015,476